Investment in equity accounted investees (Details) ₨ in Millions, $ in Millions		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Investments accounted for using equity method [Line Items]
Investments accounted for using equity method		₨ 2,529	$ 37	₨ 2,104
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Investments accounted for using equity method	[1]	2,464		2,029	₨ 1,519
DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Investments accounted for using equity method		₨ 65		₨ 75

[1]	Includes Rs.181 representing the goodwill on acquisition of investment.